DUE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
DUE TO RELATED PARTIES

NOTE 9:DUE TO RELATED PARTIES

During the year ended December 31, 2014 the Company has outstanding promissory notes in the amount of $nil (December 31, 2013 - $369,000). During the fiscal year 2014, the related parties converted the notes of $369,000 into preferred stock which was immediately converted into common stock (See note 6).